Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ 26,683	$ 3,657	¥ (34,976)	¥ 195,225
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	1,127	154	1,237	1,149
Amortization of intangible assets	6,969	955	6,964	7,038
Loss from disposal of property and equipment	2		5
Provision for credit losses	30,584	4,188	17,865	2,739
Deferred tax (benefit) expenses	(1,545)	(211)	(4,460)	(1,402)
Change in fair value of contingent consideration			5,624	(13,071)
Change in fair value of warrant liabilities			(170)	(10,776)
Change in fair value of investment in marketable security	(6,103)	(836)	9,023	(1,760)
Investments (income) loss	5,742	787	31,328	(25,449)
Impairment of long-term investments	10,425	1,428	11,800
Share-based compensation	10,579	1,449	13,637	11,954
Amortization of right-of-use assets-operating lease	7,312	1,002	7,052	6,265
Changes in operating assets and liabilities
Accounts receivable	34,335	4,704	54,148	(112,058)
Prepaid expense and other current assets	20,239	2,773	20,284	64,180
Long term deposits and other assets	(180)	(24)	227	335
Accounts payable	(37,171)	(5,092)	(43,065)	25,503
Deferred revenue	(17,400)	(2,384)	4,203	22,397
Accrued salary and employee benefits	7,583	1,039	2,335	(14,109)
Accrued expenses and other current liabilities	(20,771)	(2,846)	7,334	(100,331)
Lease liabilities-operating lease	(7,974)	(1,092)	(7,175)	(5,527)
Income tax payable	(1,720)	(236)	(526)	5,249
Net cash provided by operating activities	68,716	9,415	102,694	57,551
Cash flows from investing activities
Cash acquired from acquisition			212	9,707
Payment for acquisition			(3,546)	(13,800)
Payment for long term investments	(19,056)	(2,611)	(63,363)	(107,000)
Purchase of property and equipment and intangible assets	(988)	(135)	(493)	(2,153)
Net cash used in investing activities	(20,044)	(2,746)	(67,190)	(113,246)
Cash flows from financing activities
Capital contribution by non-controlling shareholders	245	34	1,751
Proceeds from related parties	355	49	760
Proceeds from bank loan			5,000	5,000
Repayment of bank loan			(10,000)
Share repurchase	(736)	(101)	(2,734)	(16,482)
Net cash used in financing activities	(136)	(18)	(5,223)	(11,482)
Effect of foreign exchange rate changes on cash	(1,461)	(202)	(108)	1,522
Net (decrease) increase in cash and cash equivalents	47,075	6,449	30,173	(65,655)
Cash and cash equivalents at beginning of the year	205,465	28,149	175,292	240,947
Cash and cash equivalents at end of the year	252,540	34,598	205,465	175,292
Supplemental disclosures of cash flow information:
Income taxes paid	15,842	2,170	13,447	9,076
Supplemental non-cash investing and financing information:
Recognition of contingent consideration				19,875
Issuance of Class A ordinary shares for acquisition				127,466
Issuance of Class A ordinary shares for achievement of earnout target	9,960	1,365	13,106	117,264
Issuance of Class B ordinary shares for achievement of earnout target				10,855
Shares to be issued for achievement of earnout target			9,960	13,106
Shares to be issued for Weiliantong Acquisition				20,817
Right-of-assets obtained in exchange for operating lease obligations				25,474
Non-controlling interests from Acquisition of SJ Verse Global Media LLC			¥ (288)